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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 -------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO 80206
                 -------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Scott A. Bennewitz           Denver, Colorado   February 15, 2011
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 42
                                        --------------------

Form 13F Information Table Value Total: $123,583
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

                                        2
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                           FORM 13F INFORMATION TABLE

                      Title of             Value (x   Shares or                     Investment   Other        Voting Authority
    Name of Issuer     Class      Cusip     1,000)   PRN Amount   SH/PRN  Put/Call  Discretion  Managers    Sole     Shared  None
---------------------------------------------------------------------------------------------------------------------------------
ACACIA RSRCH-TECHLGY  COM       003881307  2,481     431,394      SH                Sole                  431,394
ALPHARMA              CL A      020813101  3,014     115,000      SH                Sole                  115,000
AMER SCIENCE & ENGNR  COM       029429107  6,805     124,700      SH                Sole                  124,700
ART TECHNOLOGY GROUP  COM       04289L107  4,260     1,098,000    SH                Sole                  1,098,000
ASPECT MED SYSTEMS    COM       045235108  2,569     421,100      SH                Sole                  421,100
AXT                   COM       00246W103  1,837     385,022      SH                Sole                  385,022
BALCHEM               COM       057665200  5,813     253,635      SH                Sole                  253,635
CERADYNE              COM       156710105  1,652     51,700       SH                Sole                  51,700
COINSTAR              COM       19259P300  3,591     127,602      SH                Sole                  127,602
DYNAMEX               COM       26784F103  3,518     139,062      SH                Sole                  139,062
ENDO PHARMACEUTICALS  COM       29264F205  3,859     161,200      SH                Sole                  161,200
EXPONENT              COM       30214U102  2,535     77,178       SH                Sole                  77,178
GAIAM                 CL A      36268Q103  2,184     126,100      SH                Sole                  126,100
GSE SYSTEMS           COM       36227K106  1,014     125,500      SH                Sole                  125,500
HERITAGE-CRYSTAL CLE  COM       42726M106  1,565     100,000      SH                Sole                  100,000
ICON PLC ADR          ADR       45103T107  1,915     29,507       SH                Sole                  29,507
INSPIRE PHARM         COM       457733103  2,221     576,835      SH                Sole                  576,835
KV PHARMACEUTICAL CO  CL A      482740206  3,771     151,100      SH                Sole                  151,100
LIFE SCIENCES RESRCH  COM       532169109  1,483     52,971       SH                Sole                  52,971
MAGNETEK              COM       559424106  2,516     731,400      SH                Sole                  731,400
MANTECH INT'L         CL A      564563104  2,127     46,900       SH                Sole                  46,900
MATRIXX INITIATIVES   COM       57685L105  4,219     288,200      SH                Sole                  288,200
MIPS TECHNOLOGIES     COM       604567107  1,590     401,600      SH                Sole                  401,600
MSC INDUSTRL DIRECT   CL A      553530106  917       21,700       SH                Sole                  21,700
MULTI-COLOR           COM       625383104  2,488     111,250      SH                Sole                  111,250
NATUS MEDICAL         COM       639050103  5,761     317,400      SH                Sole                  317,400
NVE                   COM       629445206  4,545     184,000      SH                Sole                  184,000
OSHKOSH TRUCK         COM       688239201  1,633     45,000       SH                Sole                  45,000
OSI SYSTEMS           COM       671044105  3,352     145,600      SH                Sole                  145,600
POWERSECURE INTL      COM       73936N105  2,541     215,900      SH                Sole                  215,900
PSYCHIATRIC SOLUTNS   COM       74439H108  3,477     102,500      SH                Sole                  102,500
QUANTUM               COM       747906204  4,296     2,007,381    SH                Sole                  2,007,381
SCHAWK                CL A      806373106  2,621     163,900      SH                Sole                  163,900
STANDARD PARKING      COM       853790103  3,734     178,172      SH                Sole                  178,172
STANLEY               COM       854532108  2,595     88,100       SH                Sole                  88,100
STEINWAY INSTRUMENTS  COM       858495104  3,716     130,300      SH                Sole                  130,300
SUPERIOR ENERGY       COM       868157108  1,208     30,500       SH                Sole                  30,500
SURMODICS             COM       868873100  1,449     34,600       SH                Sole                  34,600
TENNANT               COM       880345103  6,505     163,400      SH                Sole                  163,400
TRANSACT TECH         COM       892918103  1,243     253,100      SH                Sole                  253,100
WEBSITE PROS          COM       94769V105  2,303     234,300      SH                Sole                  234,300
WEST PHARM SVCS       COM       955306105  2,660     60,150       SH                Sole                  60,150